Derivative liability (Details 1)	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of non-transferrable warrants outstanding	$ 2,026,119
Risk-free interest rate	1.86%
Expected share price volatility	60.00%
Black-Scholes Option Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of non-transferrable warrants outstanding	$ 5,845,587
Risk-free interest rate	2.32%
Expected share price volatility	60.00%